Finance Cost (Details) - Schedule of Finance Cost	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Interest expenses on:
Bank borrowings	RM 13,954	$ 3,041	RM 25,560	RM 16,103
Lease liabilities	30,288	6,600	24,768
Other borrowings	46,562	10,146		90,370
Bank charges for investment securities	1,783	389	776
Total	RM 92,587	$ 20,175	RM 51,104	RM 106,473